Equity - Class A Convertible Preferred Units (Details)												12 Months Ended
	May 15, 2018 USD ($)	Apr. 26, 2018 USD ($) shares	Feb. 14, 2018 USD ($)	Nov. 14, 2017 USD ($)	Aug. 14, 2017 USD ($)	Jun. 23, 2017 USD ($) shares	May 15, 2017 USD ($)	Feb. 14, 2017 USD ($)	Nov. 14, 2016 USD ($)	Aug. 12, 2016 USD ($)	Apr. 21, 2016 USD ($) $ / shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Jun. 30, 2016 shares	Jun. 24, 2016 $ / shares	Jun. 23, 2016 USD ($)
Preferred Units
Repurchase of warrants												$ 10,549,000	$ 0	$ 0
Allocation of value to beneficial conversion feature of Class A convertible preferred units (Note 10)													131,534,000
Accretion of beneficial conversion feature												$ 18,781,000	$ 8,999,000
Class A Convertible Preferred Units
Preferred Units
Preferred units dividend rate												10.75%	10.75%
Temporary equity, issued (in units) | shares												19,942,169	19,942,169
Oaktree Capital Management L.P.
Preferred Units
Authorized amount											$ 200,000,000						$ 240,000,000
Warrants outstanding (in units) | shares															4,375,112
Oaktree Capital Management L.P. | Warrant
Preferred Units
Warrants outstanding (in units) | shares												2,916,743
Class of warrant or right, term											8
Class of warrant or right, exercise price | $ / shares																$ 0.01
Warrants converted to common units (in units) | shares												607,653
Repurchase of warrants (in units) | shares		1,229,575				850,716
Repurchase of warrants		$ 15,000,000				$ 10,500,000
Oaktree Capital Management L.P. | Warrant | Minimum
Preferred Units
Proceeds from warrant exercises												$ 100,000
Oaktree Capital Management L.P. | Class A Convertible Preferred Units
Preferred Units
Preferred units dividend rate											10.75%
Proceeds from sale of convertible preferred units and warrants, net of offering costs											$ 235,000,000
Offering costs											$ 5,000,000
Days after quarter end distribution paid											45 days
Distributions paid to preferred unitholders	$ 6,449,000		$ 6,449,000	$ 6,449,000	$ 6,449,000		$ 6,449,000	$ 6,449,000	$ 6,449,000	$ 1,795,000
Initial conversion price (in dollars per unit) | $ / shares											$ 12.035
Reset conversion price, trading days used for adjustment											15 days
Reset conversion price (in dollars per unit) | $ / shares											$ 5
Number of days within closing date of registration statement required to file within											180 days
Number of days after closing date registration statement declared effective											360 days
Proceeds from sale of preferred units, net of offering costs											$ 186,400,000
Allocation of value to beneficial conversion feature of Class A convertible preferred units (Note 10)											$ 131,500,000
Conversion period											3 years
Accretion of beneficial conversion feature												$ 18,800,000	$ 9,000,000
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after first, but prior to the second anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage											140.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the second, but prior to the third anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage											115.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the third, but prior to the eighth anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage											110.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the eighth anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage											101.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Prior to the first anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage											140.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the first but prior to the second anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage											130.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | On or after the second anniversary of the closing date
Preferred Units
Preferred stock redemption premium percentage											120.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Thereafter
Preferred Units
Preferred stock redemption premium percentage											101.00%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Maximum
Preferred Units
Preferred units dividend rate											11.25%
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | First six-month period
Preferred Units
Percentage increase in dividend rate											0.25%
Payment default period											6 months
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Second six-month period
Preferred Units
Percentage increase in dividend rate											0.25%
Payment default period											6 months
Oaktree Capital Management L.P. | Class A Convertible Preferred Units | Warrant
Preferred Units
Proceeds from sale of preferred units, net of offering costs											$ 48,600,000